Long-term Debt - Summary of the reconciliation of movements of liabilities to cash flows arising from financing activities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning	₨ 1,396,662.2		₨ 1,358,937.1
Proceeds from issuance of debt	446,873.8		484,179.8
Repayment of debt	(633,110.1)		(447,918.4)
Foreign exchange	42,665.9		(5,899.5)
Amortisation / EIR adjustment of prepaid borrowing costs (net)	3,404.8		7,363.2
Balance at end	1,256,496.6	$ 15,291.4	1,396,662.2
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning	419,178.7		427,917.4
Proceeds from issuance of debt	281,254.5		168,967.8
Repayment of debt	(317,515.5)		(214,360.4)
Reclassification of debt	(16,416.9)		34,104.4
Foreign exchange	1,613.6		(822.4)
Amortisation / EIR adjustment of prepaid borrowing costs (net)	1,532.2		3,371.9
Balance at end	369,646.6	4,498.6	419,178.7
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning	977,483.5		931,019.7
Proceeds from issuance of debt	165,619.3		315,212.0
Repayment of debt	(315,594.6)		(233,558.0)
Reclassification of debt	16,416.9		(34,104.4)
Foreign exchange	41,052.3		(5,077.1)
Amortisation / EIR adjustment of prepaid borrowing costs (net)	1,872.6		3,991.3
Balance at end	₨ 886,850.0	$ 10,792.9	₨ 977,483.5